REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Revenue Disaggregation	Revenue disaggregation by category and geographic region

12.31.2025
	North America	Latin America, except Brazil	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	3,423.7	63.2	41.2	354.0	713.1	11.3	4,606.5
Long-term contracts - aircraft and development	14.6	19.7	205.6	93.0	585.7	0.5	919.1
Others	0.2	5.1	15.1	5.9	41.5	0.9	68.7
Service	741.5	40.6	104.5	111.8	353.2	65.6	1,417.2
Spare Parts	270.9	13.4	42.7	65.5	147.2	26.3	566.0
	4,450.9	142.0	409.1	630.2	1,840.7	104.6	7,577.5

12.31.2024
	North America	Latin America, except Brazil	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	2,942.5	132.0	64.3	197.2	639.5	27.5	4,003.0
Long-term contracts - aircraft and development	—	79.4	59.3	154.8	357.9	9.8	661.2
Others	2.5	—	—	23.0	18.0	—	43.5
Service	582.7	50.0	102.3	109.6	324.4	60.2	1,229.2
Spare Parts	253.5	5.8	30.3	46.8	97.7	23.7	457.8
	3,781.2	267.2	256.2	531.4	1,437.5	121.2	6,394.7

12.31.2023
	North America	Latin America, except Brazil	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	2,539.6	53.6	20.2	130.6	529.0	27.2	3,300.2
Long-term contracts - aircraft and development	0.8	—	67.1	123.4	266.0	—	457.3
Others	4.2	—	—	5.2	21.7	—	31.1
Service	487.7	34.1	94.0	128.7	220.6	56.5	1,021.6
Spare Parts	250.0	10.5	23.2	65.8	93.4	15.4	458.3
	3,282.3	98.2	204.5	453.7	1,130.7	99.1	5,268.5

Summary of Contract Balances, Including Contract Costs

	12.31.2025	12.31.2024
Contract Assets -Third Parties	314.0	360.9
Contract assets - Other related parties	248.0	263.2
	562.0	624.1
Current	510.1	622.7
Non-current	51.9	1.4

	12.31.2025	12.31.2024
Advances from customers - Aircraft and Defense long-term contracts	3,204.0	2,999.4
Advances from customers - Other related parties	90.7	65.5
Deferred revenue with multiple elements	140.4	219.7
	3,435.1	3,284.6
Current	2,563.4	2,563.4
Non-current	871.7	721.2